Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 6 — Commitments and Contingencies

Contingent Fee Arrangement

In October 2018, the Company agreed to pay its President a fee of $12,500 per month. One-half of the fee became payable upon the closing of the Initial Public Offering and the other one-half of the fee will accrue and become payable on the consummation of the Initial Business Combination. As of June 30, 2020, the Company incurred $131,250 in fees related to the portion that became payable upon the closing of the Initial Public Offering. If the Company does not consummate an Initial Business Combination, the Company will not be required to pay the contingent fees that will become payable on the consummation of the Initial Business Combination. As of June 30, 2020, the amount of these contingent fees was $131,250.

Registration Rights

Pursuant to a registration rights agreement entered into on March 14, 2019, the holders of the Founder Shares, Private Placement Warrants (and their underlying securities) and any Units that may be issued upon conversion of working capital loans, if any, are entitled to registration rights (in the case of the Founder Shares, only after conversion of such shares to shares of Class A common stock) pursuant to a registration rights agreement. These holders are entitled to certain demand and "piggyback" registration rights.

The holders of the Founder Shares, Private Placement Warrants and Warrants that may be issued upon conversion of working capital loans will not be able to sell these securities until the termination of the applicable lock-up period for the securities to be registered. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters were paid cash underwriting discount of $0.20 per Unit, or $6,003,000 in the aggregate. In addition, the underwriters are entitled to a deferred fee of $0.35 per Unit, or $10,505,250 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event the Company completes its Initial Business Combination. If the Company does not complete an Initial Business Combination and subsequently liquidates, the trustee and the underwriters have agreed that (i) they will forfeit any rights or claims to their deferred underwriting fees, including any accrued interest thereon, then in the Trust Account upon liquidation, and (ii) that the deferred underwriters' fees will be distributed on a pro rata basis, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes to the public stockholders.

Note 6 — Commitments and Contingencies

Contingent Fee Arrangement

In October 2018, the Company agreed to pay its President a fee of $12,500 per month. One-half of the fee became payable upon the closing of the Initial Public Offering and the other one-half of the fee will accrue and become payable on the consummation of the Initial Business Combination. As of December 31, 2019, the Company incurred $93,750 in fees related to the portion that became payable upon the closing of the Initial Public Offering. If the Company does not consummate an Initial Business Combination, the Company will not be required to pay the contingent fees that will become payable on the consummation of the Initial Business Combination. As of December 31, 2019, the amount of these contingent fees was $93,750.

Registration Rights

Pursuant to a registration rights agreement entered into on March 14, 2019, the holders of the Founder Shares, Private Placement Warrants (and their underlying securities) and any Units that may be issued upon conversion of working capital loans, if any, are entitled to registration rights (in the case of the Founder Shares, only after conversion of such shares to shares of Class A common stock) pursuant to a registration rights agreement. These holders are entitled to certain demand and "piggyback" registration rights.

The holders of the Founder Shares, Private Placement Warrants and Warrants that may be issued upon conversion of working capital loans will not be able to sell these securities until the termination of the applicable lock-up period for the securities to be registered. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters were paid cash underwriting discount of $0.20 per Unit, or $6,003,000 in the aggregate. In addition, the underwriters are entitled to a deferred fee of $0.35 per Unit, or $10,505,250 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event the Company completes its Initial Business Combination. If the Company does not complete an Initial Business Combination and subsequently liquidates, the trustee and the underwriters have agreed that (i) they will forfeit any rights or claims to their deferred underwriting fees, including any accrued interest thereon, then in the Trust Account upon liquidation, and (ii) that the deferred underwriters' fees will be distributed on a pro rata basis, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes to the public stockholders.